Submission	Feb. 26, 2026
Submission [Line Items]
Central Index Key	0000355019
Registrant Name	FONAR CORP
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A